UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 2/28/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2014 / Unaudited

	Shares	Value
Common Stocks—96.0%
Consumer Discretionary—20.0%
Automobiles—1.0%
Bayerische Motoren Werke (BMW) AG	1,319,616	$153,194,742

Diversified Consumer Services—1.4%
Benesse Holdings, Inc.	2,814,882	105,986,118
Dignity plc[1]	4,946,685	124,307,177

		230,293,295

Hotels, Restaurants & Leisure—3.4%
Carnival Corp.	4,058,450	160,958,127
Domino’s Pizza Group plc[1]	16,433,847	153,827,344
William Hill plc	33,599,525	223,654,570

		538,440,041

Household Durables—0.8%
SEB SA	1,594,757	128,644,988

Internet & Catalog Retail—1.8%
Ctrip.com International Ltd., ADR[2]	2,298,100	124,120,381
Yoox SpA[1,2]	3,844,595	164,179,946

		288,300,327

Leisure Equipment & Products—0.1%
Nintendo Co. Ltd.	105,219	13,010,852

Media—2.9%
British Sky Broadcasting Group plc	10,007,535	157,461,399
Grupo Televisa SAB, Sponsored ADR	1,017,630	29,928,498
Liberty Global plc, Cl. A2	479,474	41,498,475
Liberty Global plc, Series C2	358,027	30,310,566
SES	4,980,990	173,545,469
Zee Entertainment Enterprises Ltd.	8,197,109	36,018,213

		468,762,620

Multiline Retail—1.2%
Dollarama, Inc.	2,373,458	185,088,141

	Shares	Value

Specialty Retail—1.1%
Industria de Diseno Textil SA (Inditex)	1,185,952	$170,687,264

Textiles, Apparel & Luxury Goods—6.3%
Burberry Group plc	7,576,525	195,767,920
Cie Financiere Richemont SA	1,866,200	185,770,460
Kering	556,000	114,017,504
Luxottica Group SpA	1,478,431	81,958,024
LVMH Moet Hennessy Louis Vuitton SA	800,530	148,270,221
Prada SpA	14,119,300	106,053,383
Swatch Group AG (The)	259,775	173,287,313

		1,005,124,825

Consumer Staples—10.6%
Beverages—3.7%
C&C Group plc	12,045,939	81,786,098
Diageo plc	6,080,669	191,038,713
Heineken NV	2,370,899	160,073,016
Pernod-Ricard SA	1,262,892	148,258,962

		581,156,789

Food & Staples Retailing—0.9%
CP ALL PCL	118,179,900	142,115,813

Food Products—4.3%
Aryzta AG2	2,527,065	210,692,078
Barry Callebaut AG2	131,733	164,094,779
DANONE SA	2,005,820	141,608,958
Unilever plc	3,956,532	161,566,326

		677,962,141

Household Products—1.0%
Reckitt Benckiser Group plc	1,891,101	155,424,686

Personal Products—0.2%
L’Oreal SA	188,483	31,897,623

Tobacco—0.5%
Swedish Match AB	2,767,672	87,606,907

Energy—3.5%
Energy Equipment & Services—2.2%
Hunting plc	805,759	11,408,524
Saipem SpA	4,790,388	112,510,863
Schoeller-Bleckmann Oilfield Equipment AG1	843,412	97,124,618

1	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Energy Equipment & Services (Continued)
Technip SA	1,357,612	$133,249,435

		354,293,440

Oil, Gas & Consumable Fuels—1.3%
Cairn Energy plc[2]	15,944,045	53,082,750
Koninklijke Vopak NV	2,467,282	144,387,666

		197,470,416

Financials—4.6%
Capital Markets—2.9%
BinckBank NV	3,717,550	42,554,042
ICAP plc	25,271,674	185,513,417
Tullett Prebon plc	10,749,054	60,221,754
UBS AG2	7,588,330	162,473,755

		450,762,968

Commercial Banks—0.6%
ICICI Bank Ltd., Sponsored ADR	2,830,770	101,001,874

Insurance—1.0%
Prudential plc	7,257,134	164,259,740

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp. Ltd.	772,602	10,166,813

Health Care—10.9%
Biotechnology—2.3%
CSL Ltd.	2,399,500	155,253,999
Grifols SA	3,702,770	210,490,731

		365,744,730

Health Care Equipment & Supplies—3.8%
DiaSorin SpA[1]	3,045,510	145,288,814
Essilor International SA	1,270,946	132,551,213
Sonova Holding AG2	1,328,637	187,721,767
William Demant Holding[2]	1,543,656	138,958,678

		604,520,472

Health Care Providers & Services—0.9%
Sonic Healthcare Ltd.	9,484,306	147,800,242

Health Care Technology—0.3%
CompuGroup Medical AG	1,711,493	45,055,006

	Shares	Value
Pharmaceuticals—3.6%
Galenica AG	146,766	$155,978,066
Novo Nordisk AS, Cl. B	3,722,922	177,174,975
Novogen Ltd.[1,2]	8,330,223	1,317,234
Oxagen Ltd.[2,3]	214,287	10,864
Roche Holding AG	774,985	238,718,071

		573,199,210

Industrials—22.5%
Aerospace & Defense—2.8%
Airbus Group NV	2,099,843	154,537,222
Embraer SA	13,896,746	124,165,403
Rolls-Royce Holdings plc[2]	9,805,610	163,753,166

		442,455,791

Air Freight & Couriers—0.7%
Royal Mail plc[2]	12,011,840	120,765,366

Commercial Services & Supplies—2.4%
Aggreko plc	6,192,710	161,657,343
Edenred	2,321,400	74,561,168
Prosegur Compania de Seguridad SA	23,712,022	139,057,809

		375,276,320

Construction & Engineering—2.3%
Koninklijke Boskalis Westminster NV	3,230,878	161,612,522
Leighton Holdings Ltd.	5,682,390	92,259,699
Outotec OYJ	1,370,624	13,494,689
Trevi Finanziaria Industriale SpA[1]	8,996,150	96,366,625

		363,733,535

Electrical Equipment—3.7%
ABB Ltd.[2]	5,790,172	147,770,226
Legrand SA	2,856,450	177,007,459
Nidec Corp.	846,685	104,218,778
Schneider Electric SA	1,791,880	159,836,597

		588,833,060

Machinery—4.2%
Aalberts Industries NV1	7,035,151	237,468,902
Atlas Copco AB, Cl. A	5,907,806	165,704,994
FANUC Corp.	258,800	45,116,645

2	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Machinery (Continued)
Weir Group plc (The)	5,024,843	$215,848,642

		664,139,183

Professional Services—3.0%
Experian plc	7,746,177	140,134,315
Intertek Group plc	3,360,810	165,302,708
SGS SA	68,802	170,277,253

		475,714,276

Trading Companies & Distributors—3.4%
Brenntag AG	860,238	159,914,092
Bunzl plc	7,798,630	205,209,561
Wolseley plc	3,121,265	181,451,122

		546,574,775

Information Technology—14.4%
Communications Equipment—1.1%
Telefonaktiebolaget LM Ericsson, Cl. B	13,171,364	170,560,444

Electronic Equipment, Instruments, & Components—2.6%
Hoya Corp.	6,653,710	197,937,773
Keyence Corp.	387,321	166,820,251
Omron Corp.	1,302,218	54,939,280

		419,697,304

Internet Software & Services—2.9%
Telecity Group plc	8,108,879	89,519,524
United Internet AG	4,030,573	187,412,093
Yahoo Japan Corp.	28,986,100	184,243,477

		461,175,094

IT Services—1.4%
Amadeus IT Holding SA, Cl. A	4,698,822	206,367,152
Infosys Ltd.	360,672	22,310,190

		228,677,342

Semiconductors & Semiconductor Equipment—1.0%
ARM Holdings plc	8,938,900	149,741,686

Software—5.4%
Aveva Group plc	1,993,904	72,100,659
Dassault Systemes SA	1,240,730	142,403,704
Gemalto NV	1,346,556	150,889,909
Sage Group plc (The)	15,709,696	113,425,973
SAP AG	3,284,410	265,162,099

	Shares	Value
Software (Continued)
Temenos Group AG	3,334,981	$117,619,634

		861,601,978

Materials—5.1%
Chemicals—3.8%
Essentra plc[1]	13,080,031	194,794,706
Orica Ltd.	671,185	14,516,541
Sika AG	50,442	185,906,657
Syngenta AG	565,915	205,696,095

		600,913,999

Construction Materials—1.3%
James Hardie Industries plc	15,535,900	202,113,317

Telecommunication Services—3.9%
Diversified Telecommunication Services—3.9%
BT Group plc	54,320,251	374,253,583
Inmarsat plc	11,952,137	138,834,539
Ziggo NV	2,434,907	111,362,544

		624,450,666

Utilities—0.5%
Energy Traders—0.5%
APR Energy plc[1]	5,134,054	74,429,693

Total Common Stocks (Cost $11,060,711,665)		15,242,839,794

	Units
Rights, Warrants and Certificates—0.0%
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[2,3]	126,666	5,067
MEI Pharma, Inc. Wts., Strike Price $1.19, Exp. 5/10/17[2]	1,118,385	301,964

Total Rights, Warrants and Certificates (Cost $264,716)		307,031

Investment Company—3.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.07%[1,4] (Cost $622,283,156)	622,283,156	622,283,156

3	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Value
Total Investments, at Value (Cost $11,683,259,537)	99.9%	$15,865,429,981
Assets in Excess of Other Liabilities	0.1	21,927,050

Net Assets	100.0%	$15,887,357,031

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares November 29, 2013[a]	Gross Additions	Gross Reductions	Shares February 28, 2014
Aalberts Industries NV	7,035,151	—	—	7,035,151
APR Energy plc	5,134,054	—	—	5,134,054
DiaSorin SpA	2,869,019	176,491	—	3,045,510
Dignity plc	4,597,873	348,812	—	4,946,685
Domino’s Pizza Group plc	13,699,467	2,734,380	—	16,433,847
Essentra plc	13,080,031	—	—	13,080,031
Novogen Ltd.	8,330,223	—	—	8,330,223
Oppenheimer Institutional Money Market Fund, Cl. E	443,187,500	1,010,273,732	831,178,076	622,283,156
Schoeller-Bleckmann Oilfield Equipment AG	804,134	39,278	—	843,412
Trevi Finanziaria Industriale SpA	8,996,150	—	—	8,996,150
Tyrian Diagnostics Ltd.	119,498,536	—	119,498,536	—
Tyrian Diagnostics Ltd. Wts. Striks Price 0.012AUD, Exp. 12/20/13	11,949,853	—	11,949,853	—
Yoox SpA	3,747,784	96,811	—	3,844,595

	Value	Income	Realized Loss
Aalberts Industries NV	$237,468,902	$—	$—
APR Energy plc	74,429,693	—	—
DiaSorin SpA	145,288,814	—	—
Dignity plc	124,307,177	—	—
Domino’s Pizza Group plc	153,827,344	—	—
Essentra plc	194,794,706	—	—
Novogen Ltd.	1,317,234	—	—
Oppenheimer Institutional Money Market Fund, Cl. E	622,283,156	118,909	—
Schoeller-Bleckmann Oilfield Equipment AG	97,124,618	—	—
Trevi Finanziaria Industriale SpA	96,366,625	—	—
Tyrian Diagnostics Ltd.	—	—	4,676,376
Tyrian Diagnostics Ltd. Wts. Striks Price 0.012AUD, Exp. 12/20/13	—	—	—
Yoox SpA	164,179,946	—	—

Total	$1,911,388,215	$118,909	$4,676,376

4	OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

a.	November 29, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.

2.	Non-income producing security.

3.	Restricted security. The aggregate value of restricted securities as of February 28, 2014 was $15,931, which represents less than 0.005% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15	9/5/07	$—	$5,067	$5,067
Oxagen Ltd.	12/20/00	2,210,700	10,864	(2,199,836)

		$2,210,700	$15,931	$(2,194,769)

4.	Rate shown is the 7-day yield as of February 28, 2014.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$4,258,633,456	26.8%
Switzerland	2,306,006,153	14.5
France	1,705,853,301	10.7
Netherlands	1,162,885,825	7.3
Japan	872,273,174	5.5
United States	855,357,354	5.4
Germany	810,738,032	5.1
Spain	726,602,955	4.6
Italy	706,357,655	4.4
Sweden	423,872,345	2.7
Australia	411,147,715	2.6
Denmark	316,133,653	2.0
Ireland	283,899,416	1.8
Canada	185,088,141	1.2
India	169,497,091	1.1
Thailand	142,115,812	0.9
Jersey, Channel Islands	140,134,315	0.9
Brazil	124,165,403	0.8
China	124,120,381	0.8
Austria	97,124,617	0.6
Mexico	29,928,498	0.2
Finland	13,494,689	0.1

Total	$15,865,429,981	100.0%

5	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer International Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

6	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

7	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in

8	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of February 28, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$571,904,188	$2,609,642,907	$—	$3,181,547,095
Consumer Staples	—	1,676,163,959	—	1,676,163,959
Energy	—	551,763,856	—	551,763,856
Financials	101,001,874	625,189,521	—	726,191,395
Health Care	—	1,736,308,796	10,864	1,736,319,660
Industrials	—	3,577,492,306	—	3,577,492,306
Information Technology	—	2,291,453,848	—	2,291,453,848
Materials	—	803,027,316	—	803,027,316
Telecommunication Services	—	624,450,666	—	624,450,666
Utilities	—	74,429,693	—	74,429,693
Rights, Warrants and Certificates	—	307,031	—	307,031
Investment Company	622,283,156	—	—	622,283,156

Total Assets	$1,295,189,218	$14,570,229,899	$10,864	$15,865,429,981

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

9	OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers Out of Level 3*
Assets Table
Investments, at Value:
Rights, Warrants and Certificates	$11,400	$(11,400)

Total Assets	$11,400	$(11,400)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

Restricted Securities

As of February 28, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$11,717,916,085
Federal tax cost of other investments	864,091

Total federal tax cost	$11,718,780,176

Gross unrealized appreciation	$4,449,070,742
Gross unrealized depreciation	(301,552,780)

Net unrealized appreciation	$4,147,517,962

10	OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	4/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	4/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	4/9/2014